DEBENTURES AND WARRANTS (fair value of the Debentures) (Details) - Debenture [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Risk-free interest rate	0.81%	0.78%
Expected volatility	65.13%	65.70%
Expected life (in years)	10 months 28 days	1 year
Expected dividend yield	0.00%	0.00%
Debentures	$ 755	$ 1,545